Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Foreclosed Assets Covered by FDIC Loss Share Agreements) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended			13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
Covered Assets [Line Items]
Balance on acquired bank's books				$ 183,369	$ 20,304			$ 12,258			$ 8,391			$ 31,647			$ 16,554			$ 2,773			$ 91,442
Total expected losses				(93,899)	(9,979)			(5,897)			(3,678)			(15,960)			(7,907)			(628)			(49,850)
Discount for net present value of expected cash flows				(18,557)	(1,466)			(1,332)			(1,030)			(2,281)			(1,562)			(474)			(10,412)
Fair value at acquisition date				70,913	8,859			5,029			3,683			13,406			7,085			1,671			31,180
Covered foreclosed assets, Carrying value, Beginning Balance	72,907	31,145				10,272	8,060		14,435	5,996		3,677	3,683		9,677	13,406		7,132			2,224			25,490
Covered foreclosed assets acquired		39,936																	7,085			1,671			31,180
Transfers from covered loans	33,020	29,014	5,354			4,077	5,197		4,543	14,938		3,731	1,990		3,299	2,381		4,065	1,218		4,742	858		8,563	2,432
Sales of covered foreclosed assets	(43,987)	(27,188)				(4,467)	(2,985)		(9,304)	(6,499)		(4,285)	(1,996)		(7,111)	(6,110)		(4,063)	(1,171)		(3,038)	(305)		(11,719)	(8,122)
Writedowns of covered foreclosed assets included in other loss share income	(8,989)					(1,695)			(1,624)			(585)			(1,654)			(337)			(344)			(2,750)
Covered foreclosed assets, Carrying value, Ending Balance	$ 52,951	$ 72,907	$ 31,145			$ 8,187	$ 10,272		$ 8,050	$ 14,435		$ 2,538	$ 3,677		$ 4,211	$ 9,677		$ 6,797	$ 7,132		$ 3,584	$ 2,224		$ 19,584	$ 25,490